AXP(R) New
                                                                      Dimensions
                                                                         Fund(R)
                                                          2002 SEMIANNUAL REPORT



American
   Express
Funds

(icon of ruler)

AXP New Dimensions Fund seeks to provide shareholders with long-term growth of capital.

Fast-track Stocks

Rising corporate profits and rising stock prices often go hand in hand. These "growth stocks," particularly the ones representing large companies, are what AXP New Dimensions Fund focuses on. The key for the Fund is to identify which companies not only have a record of strong profit growth, but which ones also have the potential to maintain it thanks to skillful management, marketing innovations and/or technological advances.

CONTENTS
From the Chairman.............................................3
Portfolio Managers' Q & A.....................................3
Fund Facts....................................................6
The 10 Largest Holdings.......................................7
Financial Statements (Fund)...................................8
Notes to Financial Statements (Fund).........................11
Financial Statements (Portfolio).............................17
Notes to Financial Statements (Portfolio)....................19
Investments in Securities....................................22

--------------------------------------------------------------------------------
2 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

(picture of Arne H. Carlson0
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of Gordon M. Fines)
Gordon M. Fines
Senior portfolio manager

Portfolio Managers' Q & A

Q: How did the fund perform for the six-month period ended January 31, 2002?

A: In another volatile period for the market, the Fund declined 5.36% (return for Class A shares excluding sales charges) for the six months. By comparison, the unmanaged Standard & Poor's 500 Index and the unmanaged Lipper Large-Cap Growth Funds Index return(e)d -6.04% and -7.22%, respectively, during the six-month period.

--------------------------------------------------------------------------------
3 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

(picture of Doug Guffy)
Doug Guffy
Portfolio manager*

(picture of Anne Obermeyer)
Anne Obermeyer
Portfolio manager*

Q: What factors affected the Fund's performance during the six months?

A: With the U.S. economy in a mild recession, the stock market found itself in the midst of another difficult year when we began the period in August 2001. That environment made it difficult for companies to reach profit expectations, and stocks suffered as a result. The situation was made worse in the wake of the September 11th terrorist attacks, as investors initially reacted negatively and began a significant selloff. But the pessimism proved to be short-lived, and stocks began to respond much more favorably beginning in late September. We saw growth stocks, the focus of this portfolio, respond particularly well. With investors becoming encouraged that the economy was about to rise out of its recessionary state, stocks moved higher through the end of 2001. Growing concern about possible fallout related to the collapse of Enron cast a pall over the entire market during the closing month of the period, January 2002. In that month, stocks gave up some of the gains they had made in the previous months.

Q: What areas of the market worked well for the Fund and what detracted from performance?

A: Technology stocks led the market's year-end rally, and we benefited in particular from our holdings in stocks such as Microsoft and IBM. Going into that period, we had de-emphasized technology stocks a bit, so the reduced weighting we maintained was somewhat detrimental to performance. Other names that performed well in the Fund included Wal-Mart Stores in the retail sector, and Pfizer among our health care holdings. By contrast, energy stocks such as Exxon Mobil and ChevronTexaco were among the weakest performers during the period.

--------------------------------------------------------------------------------
4 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Q: What changes did you make to the portfolio over the past six months?

A: We had shifted the portfolio to a more conservative stance during 2001. Given our concerns that many previously high-flying companies, particularly in the technology sector, still had to come back to earth in terms of their stock prices, it made sense to broaden the Fund's focus. We have been putting greater emphasis on companies that have solid earnings and, in some cases, pay a reasonable dividend to augment their price appreciation potential. We believe stocks such as these should be well-positioned with the market, as investors seem increasingly concerned about finding stocks of companies producing tangible results. As signs of a better economy appeared, we did take a slightly more aggressive posture, adding to our technology, health care and retail holdings. Many of these should benefit from a cyclical upturn in the economy. At the same time, we reduced the Fund's energy position, as this industry was struggling with an environment of reduced demand and lower prices.

Q: What is your outlook going forward?

A: While we agree with expectations that the U.S. economy will improve during 2002, it may be a long, slow process. The market rebounded strongly between late September and the end of 2001, but it may have grown too far too fast. It is possible that in the coming months we'll see little improvement in the market's fortunes until corporate profits begin to turn around more dramatically. In the current environment, we are cautious that a number of stocks are still priced quite high, and that profits have not yet caught up to expectations. It is reasonable to expect better results as 2002 progresses, but there is also reason for caution about setting expectations too high. If this is a "slow-motion" economic recovery as anticipated, the market's recovery is likely to follow a similar path.

Gordon M. Fines

Doug Guffy

Anne Obermeyer

* Doug Guffy and Anne Obermeyer assist with the management of the Fund.

 -------------------------------------------------------------------------------
5 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                       $24.05
July 31, 2001                                                       $25.43
Decrease                                                            $ 1.38

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                         $   --
From long-term capital gains                                        $ 0.02
Total distributions                                                 $ 0.02
Total return*                                                       -5.36%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                       $23.02
July 31, 2001                                                       $24.44
Decrease                                                            $ 1.42

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                         $   --
From long-term capital gains                                        $ 0.02
Total distributions                                                 $ 0.02
Total return*                                                       -5.74%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                       $23.00
July 31, 2001                                                       $24.42
Decrease                                                            $ 1.42

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                         $   --
From long-term capital gains                                        $ 0.02
Total distributions                                                 $ 0.02
Total return*                                                       -5.75%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                       $24.14
July 31, 2001                                                       $25.51
Decrease                                                            $ 1.37

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                         $   --
From long-term capital gains                                        $ 0.02
Total distributions                                                 $ 0.02
Total return*                                                       -5.31%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
 -------------------------------------------------------------------------------
6 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

The 10 Largest Holdings
                                          Percent                 Value
                                      (of net assets)     (as of Jan. 31, 2002)
Citigroup                                    4.8%           $1,042,800,000
Microsoft                                    3.5               764,520,000
General Electric                             3.4               743,000,000
Wal-Mart Stores                              3.3               719,760,000
Intl Business Machines                       3.0               647,340,000
Pfizer                                       2.9               625,050,000
Exxon Mobil                                  2.7               585,750,000
American Intl Group                          2.6               563,540,000
Intel                                        2.6               560,640,000
Morgan Stanley, Dean Witter & Co             2.3               495,000,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities." (icon of pie chart)

(icon of) pie chart

The 10 holdings listed here make up 31.1% of net assets

--------------------------------------------------------------------------------
7 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP New Dimensions Fund

Jan. 31, 2002 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                     $21,813,206,537
Capital shares receivable                                                                  1,565,652
                                                                                           ---------
Total assets                                                                          21,814,772,189
                                                                                      --------------
Liabilities
Capital shares payable                                                                        72,498
Accrued distribution fee                                                                     214,409
Accrued service fee                                                                           11,403
Accrued transfer agency fee                                                                   88,337
Accrued administrative services fee                                                           17,838
Other accrued expenses                                                                       965,652
                                                                                             -------
Total liabilities                                                                          1,370,137
                                                                                           ---------
Net assets applicable to outstanding capital stock                                   $21,813,402,052
                                                                                     ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                             $     9,154,658
Additional paid-in capital                                                            18,798,636,115
Undistributed net investment income                                                        6,392,286
Accumulated net realized gain (loss) (Note 5)                                         (1,043,256,360)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  4,042,475,353
                                                                                       -------------
Total -- representing net assets applicable to outstanding capital stock             $21,813,402,052
                                                                                     ===============
Net assets applicable to outstanding shares:    Class A                              $12,671,428,423
                                                Class B                              $ 4,826,399,027
                                                Class C                              $    39,935,824
                                                Class Y                              $ 4,275,638,778
Net asset value per share of outstanding
capital stock:
                                                Class A shares       526,976,577    $          24.05
                                                Class B shares       209,644,866    $          23.02
                                                Class C shares         1,736,274    $          23.00
                                                Class Y shares       177,108,087    $          24.14
                                                                     -----------    ----------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
8 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Statement of operations
AXP New Dimensions Fund

Six months ended Jan. 31, 2002 (Unaudited)
Investment income
Income:
Dividends                                                               $   129,256,320
Interest                                                                      9,882,913
                                                                              ---------
Total income                                                                139,139,233
                                                                            -----------
Expenses (Note 2):
Expenses allocated from Portfolio                                            69,966,628
Distribution fee
   Class A                                                                   15,981,888
   Class B                                                                   24,056,160
   Class C                                                                      166,563
Transfer agency fee                                                          14,446,279
Incremental transfer agency fee
   Class A                                                                      865,620
   Class B                                                                      734,119
   Class C                                                                        8,757
Service fee -- Class Y                                                        2,146,596
Administrative services fees and expenses                                     3,399,274
Compensation of board members                                                    73,257
Printing and postage                                                          1,009,250
Registration fees                                                               173,675
Audit fees                                                                        5,750
Other                                                                            45,883
                                                                                 ------
Total expenses                                                              133,079,699
   Earnings credits on cash balances (Note 2)                                  (332,752)
                                                                               --------
Total net expenses                                                          132,746,947
                                                                            -----------
Investment income (loss) -- net                                               6,392,286
                                                                              ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                   (367,004,569)
   Options contracts written                                                  4,890,008
                                                                              ---------
Net realized gain (loss) on investments                                    (362,114,561)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies      (969,145,573)
                                                                           ------------
Net gain (loss) on investments and foreign currencies                    (1,331,260,134)
                                                                         --------------
Net increase (decrease) in net assets resulting from operations         $(1,324,867,848)
                                                                        ===============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
9 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Statements of changes in net assets
AXP New Dimensions Fund
                                                                          Jan. 31, 2002     July 31, 2001
                                                                        Six months ended     Year ended
                                                                           (Unaudited)
Operations and distributions
Investment income (loss) -- net                                         $     6,392,286  $    (3,797,962)
Net realized gain (loss) on investments                                    (362,114,561)    (396,765,677)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies      (969,145,573)  (6,106,468,726)
                                                                           ------------   --------------
Net increase (decrease) in net assets resulting from operations          (1,324,867,848)  (6,507,032,365)
                                                                         --------------   --------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                        --       (4,684,288)
      Class C                                                                        --           (5,049)
      Class Y                                                                        --       (3,219,986)
   Excess distribution of net investment income
      Class A                                                                        --       (8,000,002)
      Class B                                                                        --           (8,099)
      Class Y                                                                        --       (5,165,393)
   Net realized gain
      Class A                                                                (8,632,075)  (1,695,350,636)
      Class B                                                                (3,410,117)    (639,365,263)
      Class C                                                                   (26,003)      (1,669,548)
      Class Y                                                                (2,903,050)    (608,065,587)
                                                                             ----------     ------------
Total distributions                                                         (14,971,245)  (2,965,533,851)
                                                                            -----------   --------------
 Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                1,241,528,606    2,799,675,984
   Class B shares                                                           360,524,288    1,084,304,631
   Class C shares                                                            14,268,592       35,033,595
   Class Y shares                                                           590,751,009    1,444,980,459
Reinvestment of distributions at net asset value
   Class A shares                                                             8,376,169    1,663,355,392
   Class B shares                                                             3,375,264      634,330,120
   Class C shares                                                                25,862        1,680,968
   Class Y shares                                                             2,894,341      616,450,966
Payments for redemptions
   Class A shares                                                        (1,663,549,193)  (2,919,560,087)
   Class B shares (Note 2)                                                 (398,731,980)    (738,588,995)
   Class C shares (Note 2)                                                   (2,741,183)      (3,045,672)
   Class Y shares                                                          (736,882,244)  (1,772,093,982)
                                                                           ------------   --------------
Increase (decrease) in net assets from capital share transactions          (580,160,469)   2,846,523,379
                                                                           ------------    -------------
Total increase (decrease) in net assets                                  (1,919,999,562)  (6,626,042,837)
Net assets at beginning of period                                        23,733,401,614   30,359,444,451
                                                                         --------------   --------------
Net assets at end of period                                             $21,813,402,052  $23,733,401,614
                                                                        ===============  ===============
Undistributed net investment income                                     $     6,392,286  $            --
                                                                        ---------------  ---------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
10 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

AXP New Dimensions Fund

(Unaudited as to Jan. 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP New Dimensions Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP New Dimensions Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The level of distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Trends Portfolio
The Fund invests all of its assets in the Growth Trends Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Jan. 31, 2002, was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
11 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------
12 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $11,954,056 for Class A, $2,510,445 for Class B and $6,317 for Class C for the six months ended Jan. 31, 2002.

During the six months ended Jan. 31, 2002, the Fund's transfer agency fees were reduced by $332,752 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended Jan. 31, 2002
                                             Class A       Class B      Class C       Class Y
Sold                                      52,031,963   15,829,796       628,235    24,722,316
Issued for reinvested distributions          343,444      144,398         1,107       118,222
Redeemed                                 (70,286,562) (17,803,405)     (120,898)  (31,066,326)
                                         -----------  -----------      --------   -----------
Net increase (decrease)                  (17,911,155)  (1,829,211)      508,444    (6,225,788)
                                         -----------   ----------       -------    ----------

                                                        Year ended July 31, 2001
                                             Class A       Class B      Class C       Class Y
Sold                                      93,773,746   37,048,347     1,209,696    47,427,537
Issued for reinvested distributions       59,624,370   23,558,366        62,467    22,063,387
Redeemed                                 (98,821,564) (26,640,422)     (112,649)  (60,345,820)
                                         -----------  -----------      --------   -----------
Net increase (decrease)                   54,576,552   33,966,291     1,159,514     9,145,104
                                          ----------   ----------     ---------     ---------

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2002.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $628,241,291 as of July 31, 2001, that will expire in 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

-------------------------------------------------------------------------------
13 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2002(f)    2001       2000        1999          1998
Net asset value, beginning of period                                 $25.43     $36.26     $31.21      $27.59        $25.69
                                                                     ------     ------     ------      ------        ------
Income from investment operations:
Net investment income (loss)                                            .02        .02        .02         .06           .13
Net gains (losses) (both realized and unrealized)                     (1.38)     (7.37)      7.14        5.31          3.67
                                                                      -----      -----       ----        ----          ----
Total from investment operations                                      (1.36)     (7.35)      7.16        5.37          3.80
                                                                      -----      -----       ----        ----          ----
Less distributions:
Dividends from net investment income                                     --       (.01)      (.05)       (.06)         (.17)
Excess distributions from net investment income                          --       (.01)        --          --            --
Distributions from realized gains                                     (0.02)     (3.46)     (2.06)      (1.69)        (1.73)
                                                                      -----      -----      -----       -----         -----
Total distributions                                                   (0.02)     (3.48)     (2.11)      (1.75)        (1.90)
                                                                      -----      -----      -----       -----         -----
Net asset value, end of period                                       $24.05     $25.43     $36.26      $31.21        $27.59
                                                                     ------     ------     ------      ------        ------
Ratios/supplemental data
Net assets, end of period (in millions)                             $12,671    $13,857    $17,777     $13,568       $10,559
                                                                    -------    -------    -------     -------       -------
Ratio of expenses to average daily net assets(c)                      1.08%(d)   1.00%       .90%        .86%          .82%
                                                                      ----       ----        ---         ---           ---
Ratio of net investment income (loss) to average daily net assets      .20%(d)    .12%       .19%        .24%          .55%
                                                                       ---        ---        ---         ---           ---
Portfolio turnover rate (excluding short-term securities)               12%        29%        34%         34%           38%
                                                                        --         --         --          --            --
Total return(e)                                                      (5.36%)   (21.10%)    23.16%      20.04%        16.19%
                                                                     -----     ------      -----       -----         -----
Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2002(f)    2001       2000        1999          1998
Net asset value, beginning of period                                 $24.44     $35.22     $30.54      $27.19        $25.38
                                                                     ------     ------     ------      ------        ------
Income from investment operations:
Net investment income (loss)                                           (.07)      (.13)      (.24)       (.10)           --
Net gains (losses) (both realized and unrealized)                     (1.33)     (7.19)      6.98        5.14          3.57
                                                                      -----      -----       ----        ----          ----
Total from investment operations                                      (1.40)     (7.32)      6.74        5.04          3.57
                                                                      -----      -----       ----        ----          ----
Less distributions:
Dividends from net investment income                                     --         --         --          --          (.03)
Distributions from realized gains                                      (.02)     (3.46)     (2.06)      (1.69)        (1.73)
                                                                       ----      -----      -----       -----         -----
Total distributions                                                    (.02)     (3.46)     (2.06)      (1.69)        (1.76)
                                                                       ----      -----      -----       -----         -----
Net asset value, end of period                                       $23.02     $24.44     $35.22      $30.54        $27.19
                                                                     ------     ------     ------      ------        ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $4,826     $5,169     $6,252      $4,070        $2,515
                                                                     ------     ------     ------      ------        ------
Ratio of expenses to average daily net assets(c)                      1.84%(d)   1.76%      1.66%       1.63%         1.58%
                                                                      ----       ----       ----        ----          ----
Ratio of net investment income (loss) to average daily net assets     (.57%)(d)  (.65%)     (.57%)      (.53%)        (.23%)
                                                                      ----       ----       ----        ----          ----
Portfolio turnover rate (excluding short-term securities)               12%        29%        34%         34%           38%
                                                                        --         --         --          --            --
Total return(e)                                                      (5.74%)   (21.69%)    22.20%      19.13%        15.31%
                                                                     -----     ------      -----       -----         -----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2002(f)    2001    2000(b)
Net asset value, beginning of period                                 $24.42     $35.23     $35.52
                                                                     ------     ------     ------
Income from investment operations:
Net investment income (loss)                                           (.05)      (.13)      (.01)
Net gains (losses) (both realized and unrealized)                     (1.35)     (7.19)      (.28)
                                                                      -----      -----       ----
Total from investment operations                                      (1.40)     (7.32)      (.29)
                                                                      -----      -----       ----
Less distributions:
Dividends from net investment income                                     --       (.02)        --
Excess distributions from net investment income                          --       (.01)        --
Distributions from realized gains                                      (.02)     (3.46)        --
                                                                       ----      -----        ---
Total distributions                                                    (.02)     (3.49)        --
                                                                       ----      -----        ---
Net asset value, end of period                                       $23.00     $24.42     $35.23
                                                                     ------     ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                 $40        $30         $2
                                                                        ---        ---         --
Ratio of expenses to average daily net assets(c)                      1.86%(d)   1.76%      1.66%(d)
                                                                      ----       ----       ----
Ratio of net investment income (loss) to average daily net assets     (.60%)(d)  (.75%)     (.74%)(d)
                                                                      ----       ----       ----
Portfolio turnover rate (excluding short-term securities)               12%        29%        34%
                                                                        --         --         --
Total return(e)                                                      (5.75%)   (21.70%)     (.82%)
                                                                     -----     ------       ----

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2002(f)    2001       2000        1999          1998
Net asset value, beginning of period                                 $25.51     $36.33     $31.24      $27.62        $25.72
                                                                     ------     ------     ------      ------        ------
Income from investment operations:
Net investment income (loss)                                            .04        .07        .05         .09           .15
Net gains (losses) (both realized and unrealized)                     (1.39)     (7.38)      7.19        5.30          3.68
                                                                      -----      -----       ----        ----          ----
Total from investment operations                                      (1.35)     (7.31)      7.24        5.39          3.83
                                                                      -----      -----       ----        ----          ----
Less distributions:
Dividends from net investment income                                     --       (.02)      (.09)       (.08)         (.20)
Excess distributions from net investment income                          --       (.03)        --          --            --
Distributions from realized gains                                      (.02)     (3.46)     (2.06)      (1.69)        (1.73)
                                                                       ----      -----      -----       -----         -----
Total distributions                                                    (.02)     (3.51)     (2.15)      (1.77)        (1.93)
                                                                       ----      -----      -----       -----         -----
Net asset value, end of period                                       $24.14     $25.51     $36.33      $31.24        $27.62
                                                                     ------     ------     ------      ------        ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $4,276     $4,677     $6,328      $5,513        $4,575
                                                                     ------     ------     ------      ------        ------
Ratio of expenses to average daily net assets(c)                       .91%(d)    .84%       .74%        .77%          .75%
                                                                       ---        ---        ---         ---           ---
Ratio of net investment income (loss) to average daily net assets      .36%(d)    .28%       .35%        .33%          .62%
                                                                       ---        ---        ---         ---           ---
Portfolio turnover rate (excluding short-term securities)               12%        29%        34%         34%           38%
                                                                        --         --         --          --            --
Total return(e)                                                      (5.31%)   (20.97%)    23.35%      20.12%        16.28%
                                                                     -----     ------      -----       -----         -----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
15 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(f)  Six months ended Jan. 31, 2002 (Unaudited).
--------------------------------------------------------------------------------
16 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Growth Trends Portfolio

Jan. 31, 2002 (Unaudited)
Assets
Investments in securities at value, (Note 1)*
   (identified cost $17,625,794,656)                                                    $21,665,843,001
Dividends and accrued interest receivable                                                    17,476,366
Receivable for investment securities sold                                                   207,901,053
U.S. government securities held as collateral (Note 4)                                        1,852,144
                                                                                              ---------
Total assets                                                                             21,893,072,564
                                                                                         ==============
Liabilities
Disbursements in excess of cash on demand deposit                                               906,145
Payable for investment securities purchased                                                  73,032,800
Payable upon return of securities loaned (Note 4)                                             4,504,144
Accrued investment management services fee                                                      296,849
Other accrued expenses                                                                          198,933
Options contracts written, at value (premiums received $3,293,776) (Note 5)                     855,000
                                                                                                -------
Total liabilities                                                                            79,793,871
                                                                                             ----------
Net assets                                                                              $21,813,278,693
                                                                                        ===============
*Including securities on loan, at value (Note 4)                                        $     4,327,140
                                                                                        ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Statement of operations
Growth Trends Portfolio

Six months ended Jan. 31, 2002 (Unaudited)
Investment income
Income:
Dividends                                                                               $   129,256,743
Interest                                                                                      9,882,033
                                                                                              ---------
Total income                                                                                139,138,776
                                                                                            -----------
Expenses (Note 2):
Investment management services fee                                                           69,119,882
Compensation of board members                                                                    41,643
Custodian fees                                                                                  655,324
Audit fees                                                                                       17,250
Other                                                                                           145,456
                                                                                                -------
Total expenses                                                                               69,979,555
   Earnings credits on cash balances (Note 2)                                                   (12,699)
                                                                                                -------
Total net expenses                                                                           69,966,856
                                                                                             ----------
Investment income (loss) -- net                                                              69,171,920
                                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                          (367,012,661)
   Options contracts written (Note 5)                                                         4,890,008
                                                                                              ---------
Net realized gain (loss) on investments                                                    (362,122,653)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                      (969,141,646)
                                                                                            -----------
Net gain (loss) on investments                                                           (1,331,264,299)
                                                                                         --------------
Net increase (decrease) in net assets resulting from operations                          (1,262,092,379)
                                                                                         ==============

Statements of changes in net assets
Growth Trends Portfolio
                                                                                          Jan. 31, 2002      July 31, 2001
                                                                                        Six months ended      Year ended
                                                                                           (Unaudited)
Operations
Investment income (loss) -- net                                                       $    69,171,920    $   140,932,561
Net realized gain (loss) on investments                                                  (362,122,653)      (396,793,889)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                    (969,141,646)    (6,106,460,902)
                                                                                         ------------     --------------
Net increase (decrease) in net assets resulting from operations                        (1,262,092,379)    (6,362,322,230)
                                                                                       --------------     --------------
Proceeds from contributions                                                               609,381,011      1,408,932,058
Fair value of withdrawals                                                              (1,268,653,252)    (1,673,744,904)
                                                                                       --------------     --------------
Net contributions (withdrawals) from partners                                            (659,272,241)      (264,812,846)
                                                                                         ------------       ------------
Total increase (decrease) in net assets                                                (1,921,364,620)    (6,627,135,076)
Net assets at beginning of period                                                      23,734,643,313     30,361,778,389
                                                                                       --------------     --------------
Net assets at end of period                                                           $21,813,278,693    $23,734,643,313
                                                                                      ===============    ===============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

Growth Trends Portfolio

(Unaudited as to Jan. 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
19 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
20 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.48% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP New Dimensions Fund to the Lipper Large-Cap Growth Funds Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $13,274,643 for the six months ended Jan. 31, 2002.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2002, the Portfolio's custodian fees were reduced by $12,699 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,614,989,175 and $3,065,169,991, respectively, for the six months ended Jan. 31, 2002. For the same period, the portfolio turnover rate was 12%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $647,945 for the six months ended Jan. 31, 2002.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2002, securities valued at $4,327,140 were on loan to brokers. For collateral, the Portfolio received $2,652,000 in cash and U.S. government securities valued at $1,852,144. Income from securities lending amounted to $46,107 for the six months ended Jan.31, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                                   Six months ended Jan. 31, 2002
                                                    Puts                   Calls
                                            Contracts   Premiums   Contracts   Premiums
Balance July 31, 2001                            --  $       --      5,000  $   777,500
Opened                                       12,800   1,764,724     51,200    6,954,502
Closed                                       (3,800)   (389,587)   (19,200)  (2,699,032)
Expired                                          --          --    (20,000)  (3,114,331)
                                              -----  ----------     ------  -----------
Balance Jan. 31, 2002                         9,000  $1,375,137     17,000  $ 1,918,639
                                              -----  ----------     ------  -----------

--------------------------------------------------------------------------------
21 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Investments in Securities

Growth Trends Portfolio

Jan. 31, 2002 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (95.3%)
Issuer                               Shares           Value(a)

Aerospace & defense (0.3%)
United Technologies               1,000,000       $68,730,000

Airlines (1.6%)
Southwest Airlines               18,500,000       350,390,000

Banks and savings & loans (4.7%)
Bank of America                   7,000,000       441,210,000
USA Education                     3,500,000       315,000,000
Wells Fargo                       6,000,000       278,340,000
Total                                           1,034,550,000

Beverages & tobacco (2.5%)
Anheuser-Busch                    2,000,000        94,540,000
Philip Morris                     8,800,000       440,968,000
Total                                             535,508,000

Chemicals (0.9%)
Air Products & Chemicals          2,500,000       115,625,000
Waste Management                  3,000,000        86,460,000
Total                                             202,085,000

Communications equipment & services (2.0%)
Brocade Communications
  Systems                         1,000,000(b)     36,400,000
Nokia ADR Cl A                    3,100,000(c)     72,695,000
Verizon Communications            7,200,000       333,720,000
Total                                             442,815,000

Computer software & services (0.3%)
Sungard Data Systems              1,000,000(b)     29,990,000
VERITAS Software                  1,000,000(b)     42,550,000
Total                                              72,540,000

Computers & office equipment (12.5%)
Automatic Data Processing         6,500,000(e)    351,000,000
Cisco Systems                    17,000,000(b)    336,260,000
Dell Computer                     1,000,000(b)     27,450,000
EMC                               1,000,000(b)     16,400,000
Fiserv                              700,000(b)     29,708,000
Intl Business Machines            6,000,000       647,340,000
Microsoft                        12,000,000(b)    764,520,000
Oracle                            8,000,000(b)    138,080,000
SAP ADR                           1,000,000(c)     35,060,000
State Street                      6,500,000       349,570,000
Total                                           2,695,388,000

Electronics (7.0%)
Applied Materials                 4,600,000(b)    200,790,000
Intel                            16,000,000       560,640,000
Maxim Integrated Products         5,300,000(b)    294,097,000
Taiwan Semiconductor
  Mfg ADR                         3,000,000(b,c)   50,910,000
Texas Instruments                13,200,000       411,972,000
Total                                           1,518,409,000

Energy (5.2%)
ChevronTexaco                     5,500,000       460,900,000
Exxon Mobil                      15,000,000       585,750,000
Murphy Oil                        1,000,000        79,000,000
Total                                           1,125,650,000

Energy equipment & services (0.8%)
Schlumberger                      3,200,000       180,448,000

Financial services (9.8%)
Citigroup                        22,000,000     1,042,800,000
Fannie Mae                        4,000,000       323,800,000
MBNA                              7,500,000       262,500,000
Morgan Stanley, Dean
  Witter & Co                     9,000,000       495,000,000
Total                                           2,124,100,000

Food (0.5%)
General Mills                     2,000,000        99,100,000

Health care (8.2%)
Amgen                             2,400,000(b,e)  133,200,000
Bristol-Myers Squibb              4,500,000       204,165,000
Genentech                         2,000,000(b)     98,900,000
Johnson & Johnson                 6,500,000       373,815,000
Medtronic                         7,000,000       344,890,000
Pfizer                           15,000,000       625,050,000
Total                                           1,780,020,000

Health care services (5.0%)
Cardinal Health                   7,000,000       461,370,000
HCA                               8,000,000       340,000,000
UnitedHealth Group                4,000,000       297,400,000
Total                                           1,098,770,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
22 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Issuer                               Shares           Value(a)

Household products (1.0%)
Gillette                          1,000,000       $33,300,000
Procter & Gamble                  2,200,000       179,696,000
Total                                             212,996,000

Indexes (1.4%)
Nasdaq-100 Index Tracking         8,000,000(b)    308,320,000

Industrial equipment & services (2.1%)
Caterpillar                       5,000,000       251,400,000
Illinois Tool Works               3,000,000       214,140,000
Total                                             465,540,000

Insurance (4.0%)
American Intl Group               7,600,000       563,540,000
Marsh & McLennan                  3,000,000       305,550,000
Total                                             869,090,000

Leisure time & entertainment (2.6%)
Intl Game Technology                500,000(b)     32,900,000
Mattel                            3,000,000        57,000,000
Viacom Cl B                      12,000,000(b)    479,880,000
Total                                             569,780,000

Media (3.4%)
AOL Time Warner                  12,000,000(b)    315,720,000
eBay                              2,000,000(b)    118,440,000
Gannett                           2,000,000       134,900,000
Grupo Televisa                    1,000,000(b,c)   44,600,000
USA Networks                      4,800,000(b)    137,232,000
Total                                             750,892,000

Metals (0.7%)
Alcoa                             4,500,000       161,325,000

Multi-industry conglomerates (6.4%)
General Electric                 20,000,000       743,000,000
Minnesota Mining & Mfg            4,000,000       443,200,000
Robert Half Intl                  3,000,000(b)     78,660,000
Tyco Intl                         4,000,000(c)    140,600,000
Total                                           1,405,460,000

Paper & packaging (0.2%)
Intl Paper                        1,000,000        41,780,000

Restaurants & lodging (0.9%)
Marriott Intl Cl A                5,000,000       203,900,000

Retail (9.6%)
Best Buy                          1,500,000(b)    111,000,000
Costco Wholesale                  7,000,000(b)    322,000,000
Home Depot                        5,000,000       250,450,000
Kohl's                              500,000(b,e)   33,145,000
Safeway                           3,000,000(b,e)  121,350,000
Target                           10,000,000       444,100,000
Wal-Mart Stores                  12,000,000       719,760,000
Walgreen                          2,400,000        87,072,000
Total                                           2,088,877,000

Utilities -- electric (1.7%)
Dominion Resources                4,000,000       235,480,000
Duke Energy                       4,000,000       139,480,000
Total                                             374,960,000

Total common stocks
(Cost: $16,742,692,757)                       $20,781,423,000

Preferred stocks (0.5%)
Issuer                               Shares           Value(a)

Duke Energy
  8.25% Cv                        1,800,000       $44,280,000
TXU
  8.75% Cv                        1,400,000        73,360,000

Total preferred stocks
(Cost: $116,277,558)                             $117,640,000

Short-term securities (3.5%)(e)
Issuer              Annualized       Amount           Value(a)
                   yield on date   payable at
                    of purchase     maturity

U.S. government agencies (0.9%)
Federal Home Loan Mtge Corp Disc Nt
  02-25-02              1.69%   $12,900,000       $12,884,668
Federal Natl Mtge Assn Disc Nts
  02-13-02              1.67     32,400,000        32,381,419
  03-12-02              1.65     50,000,000        49,908,194
  03-14-02              1.68     50,000,000        49,907,464
  03-28-02              1.68     50,000,000        49,874,368
Total                                             194,956,113

Commercial paper (2.6%)
Amsterdam Funding
  02-22-02              1.85     30,000,000(d)     29,966,083
Barton Capital
  02-11-02              1.78     25,000,000(d)     24,986,403
  03-07-02              1.77     20,000,000(d)     19,965,585
CAFCO
  02-27-02              1.73     25,000,000        24,967,563
  03-01-02              1.63     26,900,000(d)     26,864,680
Caterpillar
  03-08-02              1.87     14,400,000(d)     14,359,165

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
23 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Issuer              Annualized       Amount           Value(a)
                   yield on date   payable at
                    of purchase     maturity

Commercial paper (cont.)
Charta
  02-05-02              2.10%   $20,000,000(d)    $19,992,366
  02-19-02              1.75     27,000,000(d)     26,975,062
Commerzbank U.S. Finance
  03-13-02              1.76     15,200,000        15,167,975
CXC
  02-07-02              1.80     27,000,000(d)     26,990,550
Dexia Delaware
  06-04-02              1.94     10,000,000         9,933,522
Edison Asset Securitization
  02-04-02              1.76     25,000,000        24,995,112
  02-12-02              1.80     25,000,000(d)     24,985,000
  02-20-02              1.78     30,000,000(d)     29,970,333
  03-04-02              1.73     25,000,000(d)     24,961,556
  03-05-02              1.77     28,200,000(d)     28,154,247
Falcon Asset
  02-01-02              1.85     30,000,000(d)     29,998,458
Fleet Funding
  02-06-02              1.85     30,000,000(d)     29,990,750
Gannett
  02-11-02              1.74      1,100,000(d)      1,099,415
Kitty Hawk Funding
  02-27-02              1.81      9,900,000(d)      9,886,561
Natl Rural Utilities
  02-04-02              1.82      5,000,000         4,998,989
  02-08-02              1.77     20,000,000        19,992,134
Old Line Funding
  02-11-02              1.86     30,000,000(d)     29,982,949
Proctor & Gamble
  02-19-02              1.78     12,500,000(d)     12,488,257
Salomon Smith Barney
  03-08-02              1.78      1,700,000         1,696,974
Variable Funding Capital
  02-14-02              1.79     30,000,000(d)     29,979,115
Windmill Funding
  02-11-02              1.80      5,700,000(d)      5,696,762
  02-21-02              1.63     22,800,000(d)     22,778,322
Total                                            $571,823,888

Total short-term securities
(Cost: $766,824,341)                             $766,780,001

Total investments in securities
(Cost: $17,625,794,656)(f)                    $21,665,843,001

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
24 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2002, the value of foreign securities represented 1.6% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Jan. 31, 2002, securities valued at $54,762,487 were held to cover open call options written as follows (see Note 5 to the financial statements):

     Issuer                      Contracts   Exercise  Expiration   Value(a)
                                               price      date
     Amgen                         5,000       $60     Feb. 2002    $100,000
     Automatic Data                5,000        60     Feb. 2002      50,000
     Kohl's                        5,000        75     Feb. 2002      50,000
     Safeway                       2,000        45     Feb. 2002       5,000
                                   -----        --     ---------       -----
     Total value                                                    $205,000
                                                                    --------

     At Jan. 31, 2002, cash or short-term securities were designated to cover open put options written as follows (see Note 5 to the financial statements):

     Issuer                      Contracts   Exercise  Expiration   Value(a)
                                               price      date
     Amgen                         5,000       $50     Feb. 2002    $150,000
     eBay                          4,000        55     Feb. 2002     500,000
                                   -----        --     ---------     -------
     Total value                                                    $650,000
                                                                    --------

(f) At Jan. 31, 2002, the cost of securities for federal income tax purposes was approximately $17,625,795,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $4,724,399,000
     Unrealized depreciation                                    (684,351,000)
                                                                ------------
     Net unrealized appreciation                              $4,040,048,000
                                                              --------------

--------------------------------------------------------------------------------
25 AXP NEW DIMENSIONS FUND -- SEMIANNUAL REPORT

AXP New Dimensions Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INNDX      Class B: INDBX
Class C: ANDCX      Class Y: IDNYX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        American
                                                                         Express

                                                                 S-6441 T (4/02)